ACCOUNTS PAYABLE	6 Months Ended
Jun. 30, 2026
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE	11. ACCOUNTS PAYABLE Accounts payable consisted of the following:
	As of June 30, 2026	As of December 31, 2025
	(Unaudited)	(Audited)
Accounts payable	$46,234	$875,063